Shareholder Report			6 Months Ended
		Nov. 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			TCW ETF Trust
Entity Central Index Key			0001831313
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000250837
Shareholder Report [Line Items]
Fund Name			TCW AAA CLO ETF
Trading Symbol			ACLO
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the TCW AAA CLO ETF for the period of November 15, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]			This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number			800-FUND-TCW (800-386-3829)
Additional Information Website			TCW AAA CLO ETF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW AAA CLO ETF	$9Footnote Reference+	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	[1]		$ 9
Expense Ratio, Percent	[2]		0.20%
Expenses Short Period Footnote [Text Block]			The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Material Change Date			Nov. 01, 2024
AssetsNet			$ 266,552,233
Holdings Count | Holding			175
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]			Key Fund Statistics Total Net Assets$266,552,233 # of Portfolio Holdings175 Portfolio Turnover Rate43%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Asset-Backed Securities	97.3%
Short-Term Investments	1.8%
Other Assets in Excess of Liabilities	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Octagon Investment Partners 51 Ltd., Class AR, 5.26%, due 07/20/34 (3 mo. USD Term SOFR + 0.990%)	2.1%
Madison Park Funding XLIX Ltd., Class AR, 5.32%, due 10/19/34 (3 mo. USD Term SOFR + 1.050%)	2.1%
Rockford Tower CLO Ltd., Class A1, 5.47%, due 03/31/38 (3 mo. USD Term SOFR + 1.210%)	2.1%
Cedar Funding XII CLO Ltd., Class ARR, 5.46%, due 01/25/38 (3 mo. USD Term SOFR + 1.200%)	2.0%
Oak Hill Credit Partners X-R Ltd., Class AR2, 5.40%, due 04/20/38 (3 mo. USD Term SOFR + 1.130%)	2.0%
Bain Capital Credit CLO Ltd., Class AR, 5.21%, due 04/18/34 (3 mo. USD Term SOFR + 0.940%)	2.0%
RR 26 Ltd., Class A1R, 5.38%, due 04/15/38 (3 mo. USD Term SOFR + 1.120%)	2.0%
Allegro CLO XV Ltd., Class A1R, 5.49%, due 04/20/38 (3 mo. USD Term SOFR + 1.180%)	2.0%
Golub Capital Partners CLO 53B Ltd., Class AR, 5.29%, due 07/20/34 (3 mo. USD Term SOFR + 0.980%)	2.0%
Octagon Investment Partners XXI Ltd., Class A2R4, 5.45%, due 02/14/31 (3 mo. USD Term SOFR + 1.150%)	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

The TCW AAA CLO underwent a strategy change during the period. Please see the Fund's prospectus for further information on the Fund’s investment objectives and strategies.

Material Fund Change Strategies [Text Block]			The TCW AAA CLO underwent a strategy change during the period. Please see the Fund's prospectus for further information on the Fund’s investment objectives and strategies.
Accountant Change Date			Apr. 30, 2025
C000255118
Shareholder Report [Line Items]
Fund Name			TCW Corporate Bond ETF
Trading Symbol			IGCB
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the TCW Corporate Bond ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]			This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number			800-FUND-TCW (800-386-3829)
Additional Information Website			TCW Corporate Bond ETF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 24
Expense Ratio, Percent	[3]		0.47%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 25,732,532
Holdings Count | Holding			341
InvestmentCompanyPortfolioTurnover			402.00%
Additional Fund Statistics [Text Block]			Key Fund Statistics Total Net Assets$25,732,532 # of Portfolio Holdings341 Portfolio Turnover Rate402%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.2%
U.S. Treasury Securities	7.1%
Short-Term Investments	7.1%
Municipal Bonds	0.5%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities - Agency	0.1%
Residential Mortgage-Backed Securities - Agency	0.0%
Convertible Corporate Bonds	0.0%
Other Security TypesFootnote Reference*	0.0%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.63%, due 02/15/55	7.1%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	2.2%
JPMorgan Chase & Co., 2.55%, due 11/08/32 (1 day USD SOFR + 1.180%)	1.9%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.7%
Goldman Sachs Group, Inc., 1.99%, due 01/27/32 (1 day USD SOFR + 1.090%)	1.6%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.5%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.5%
Florida Power & Light Co., 5.30%, due 06/15/34	1.3%
Verizon Communications, Inc., 4.50%, due 08/10/33	1.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On November 18, 2024, the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Accountant Change Date			Apr. 30, 2025
C000250838
Shareholder Report [Line Items]
Fund Name			TCW Flexible Income ETF
Trading Symbol			FLXR
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the TCW Flexible Income ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number			800-FUND-TCW (800-386-3829)
Additional Information Website			TCW Flexible Income ETF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent	[4]		0.40%
AssetsNet			$ 975,629,710
Holdings Count | Holding			1,280
InvestmentCompanyPortfolioTurnover			171.00%
Additional Fund Statistics [Text Block]			Key Fund Statistics Total Net Assets$975,629,710 # of Portfolio Holdings1,280 Portfolio Turnover Rate171%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	22.5%
Corporate Bonds	21.6%
Asset-Backed Securities	19.7%
Residential Mortgage-Backed Securities - Non-Agency	12.5%
Commercial Mortgage-Backed Securities - Non-Agency	11.9%
Bank Loans	8.4%
U.S. Treasury Securities	5.8%
Short-Term Investments	1.8%
Other Security TypesFootnote Reference*	1.6%
Liabilities in Excess of Other Assets	(5.8%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.75%, due 04/30/27	3.4%
U.S. Treasury Notes, 3.88%, due 04/30/30	2.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	1.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	1.4%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	1.3%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.1%
Federal Home Loan Mortgage Corp. REMICS, Class FA, 5.55%, due 02/25/55 (30 day USD SOFR Average + 1.200%)	1.0%
Federal National Mortgage Association, 4.50%, due 10/01/54	1.0%
Government National Mortgage Association, TBA, 4.00%, due 05/20/55	0.9%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	0.9%

Material Fund Change [Text Block]
Accountant Change Date			Apr. 30, 2025
C000250839
Shareholder Report [Line Items]
Fund Name			TCW High Yield Bond ETF
Trading Symbol			HYBX
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the TCW High Yield Bond ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]			This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number			800-FUND-TCW (800-386-3829)
Additional Information Website			TCW High Yield Bond ETF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW High Yield Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 25
Expense Ratio, Percent	[5]		0.50%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 40,400,066
Holdings Count | Holding			334
InvestmentCompanyPortfolioTurnover			71.00%
Additional Fund Statistics [Text Block]			Key Fund Statistics Total Net Assets$40,400,066 # of Portfolio Holdings334 Portfolio Turnover Rate71%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	83.5%
Bank Loans	13.7%
Short-Term Investments	1.5%
Convertible Corporate Bonds	0.2%
Warrants	-%
Other Assets in Excess of Liabilities	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34	1.0%
EchoStar Corp., 10.75%, due 11/30/29	0.9%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
Tenet Healthcare Corp., 6.75%, due 05/15/31	0.8%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31	0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32	0.7%
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, due 04/01/29	0.7%
1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30	0.7%
TransDigm, Inc., 6.38%, due 03/01/29	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On November 18, 2024, the TCW High Yield Bond Fund was reorganized into the TCW High Yield Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Accountant Change Date			Apr. 30, 2025
C000250841
Shareholder Report [Line Items]
Fund Name			TCW Multisector Credit Income ETF
Trading Symbol			MUSE
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the TCW Multisector Credit Income ETF for the period of November 15, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number			800-FUND-TCW (800-386-3829)
Additional Information Website			TCW Multisector Credit Income ETF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Multisector Credit Income ETF	$26Footnote Reference+	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	[6]		$ 26
Expense Ratio, Percent	[7]		0.56%
Expenses Short Period Footnote [Text Block]			The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet			$ 49,455,830
Holdings Count | Holding			305
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]			Key Fund Statistics Total Net Assets$49,455,830 # of Portfolio Holdings305 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	49.5%
Bank Loans	35.4%
Foreign Government Bonds	10.9%
Asset-Backed Securities	4.0%
Short-Term Investments	1.8%
Convertible Corporate Bonds	0.2%
Liabilities in Excess of Other Assets	(1.8%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Magnite, Inc., 7.32%, due 02/06/31	0.7%
AES Andes SA, 6.25%, due 03/14/32	0.7%
Tidal Waste & Recycling Holdings LLC, 7.80%, due 10/24/31	0.7%
TCP Sunbelt Acquisition Co., 8.57%, due 10/24/31	0.7%
Kestrel Acquisition LLC, 7.80%, due 11/06/31	0.7%
Energean Israel Finance Ltd., 5.38%, due 03/30/28	0.7%
Delivery Hero SE, 9.31%, due 12/12/29	0.7%
Avolon TLB Borrower 1 U.S. LLC, 6.07%, due 06/24/30	0.7%
Open Text Corp., 6.07%, due 01/31/30	0.7%
Virgin Media Bristol LLC, 6.94%, due 01/31/28	0.7%

Material Fund Change [Text Block]
Accountant Change Date			Apr. 30, 2025
C000250842
Shareholder Report [Line Items]
Fund Name			TCW Senior Loan ETF
Trading Symbol			SLNZ
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the TCW Senior Loan ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]			This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number			800-FUND-TCW (800-386-3829)
Additional Information Website			TCW Senior Loan ETF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[8]		0.68%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 328,598,497
Holdings Count | Holding			362
InvestmentCompanyPortfolioTurnover			125.00%
Additional Fund Statistics [Text Block]			Key Fund Statistics Total Net Assets$328,598,497 # of Portfolio Holdings362 Portfolio Turnover Rate125%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Bank Loans	89.7%
Short-Term Investments	14.5%
Corporate Bonds	2.9%
Asset-Backed Securities	0.7%
U.S. Treasury Securities	0.4%
Common Stock	0.1%
Preferred Stock	0.1%
Warrants	0.0%
Liabilities in Excess of Other Assets	(8.4%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Charter Communications Operating LLC, 6.55%, due 12/15/31	0.6%
Delivery Hero SE, 9.31%, due 12/12/29	0.6%
EagleView Technology Corp., 8.07%, due 08/14/25	0.6%
Heartland Dental LLC, 8.82%, due 04/28/28	0.6%
Peer Holding III BV, 6.80%, due 10/28/30	0.5%
United Natural Foods, Inc., 9.07%, due 05/01/31	0.5%
AmWINS Group, Inc., 6.57%, due 01/30/32	0.5%
Flutter Financing BV, 6.05%, due 11/30/30	0.5%
TransDigm, Inc., 7.05%, due 08/24/28	0.5%
DTI Holdco, Inc., 8.32%, due 04/26/29	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On November 18, 2024, the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Accountant Change Date			Apr. 30, 2025

[1]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[7]	Annualized.
[8]	Annualized.